Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Pax World Funds Series Trust I
Entity Central Index Key	dei_EntityCentralIndexKey	0000076721
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 15, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 15, 2021
Prospectus Date	rr_ProspectusDate	May 01, 2020
Pax ESG Beta Quality Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The U.S. Sustainable Economy Fund follows a sustainable investing approach, utilizing a quantitative process to invest in sectors, industries and companies that the Adviser believes are positioned to benefit from the transition to a more sustainable economy, integrating environmental, social and governance (ESG) analysis into portfolio construction and managing the portfolio within certain risk parameters relative to the Fund’s benchmark universe of Russell 1000 companies.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large-capitalization U.S. equity securities. The Fund also may invest up to 20% of its assets in non-U.S. issuers, including emerging market investments and American Depository Receipts (ADRs).

The Fund incorporates the Impax Sustainability Lens, a tool utilized by the Adviser to facilitate a systematic review of the economic opportunities and risks associated with the transition to a more sustainable economy. The tool highlights sectors, industries and companies with transition tailwinds and headwinds, enabling the investment team to construct a portfolio weighted towards companies that the Adviser believes present attractive opportunities and lower risks.

The Fund also reflects the Impax Sustainability Score, a fundamental, bottom-up rating by the Adviser of a company’s ESG profile. The score emphasizes management of ESG-related risks, incorporates ESG trends (taking into account progress or regression in a company’s ESG profile) and takes into account any involvement by the company in significant ESG-related controversies.

Under normal market conditions, the Fund is expected to be fossil fuel-free - not invested in securities of companies that the Adviser determines derive revenues or profits from exploration, production, refining or processing of thermal coal, oil or gas, or significant (generally more than 5%) revenues or profits from storage, distribution or power generation from the same. The Fund utilizes an investment approach we call SmartCarbon™, wherein fossil fuel holdings are replaced with energy efficiency stocks. This approach is described more fully below under Sustainable Investing in the About the Funds section of this Prospectus.

Pax ESG Beta Quality Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	300
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Pax ESG Beta Quality Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	437
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Pax ESG Beta Quality Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 618
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	762
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	963
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,542
Pax ESG Beta Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Sustainable Infrastructure Fund’s investment objective is income and capital appreciation.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Sustainable Infrastructure Fund follows a sustainable investing approach, utilizing a quantitative process to invest in sectors, industries and companies that the Adviser believes are positioned to benefit from the transition to a more sustainable global economy, integrating environmental, social and governance (ESG) analysis and ratings into portfolio construction and managing the portfolio within certain risk parameters relative to the Fund’s benchmark universe of MSCI ACWI companies.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Adviser determines derive significant revenues from owning, operating, developing or distributing sustainable infrastructure-related goods, services or assets. The Adviser defines “sustainable infrastructure” to mean infrastructure that conserves, enables or increases access to vital resources such as clean energy, water, food and agriculture, including resource and waste management, as well as other societal resources such as healthcare, education, finance, transportation, and data and communications that advance social well-being.

Under normal market conditions, the Fund will invest in companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets. The portfolio may be significantly overweight in certain sectors, including industrials, utilities, and information technology, relative to the broader equity market. While the Fund is not limited to equity securities that pay dividends, the Adviser expects that the Fund’s portfolio will normally have a higher dividend yield than the broader equity market.

For U.S. companies, the Fund reflects the Impax Sustainability Score, a fundamental, bottom-up rating by the Adviser of a company’s ESG profile. The score emphasizes management of ESG-related risks, incorporates ESG trends (taking into account progress or regression in a company’s ESG profile) and takes into account any involvement by the company in significant ESG-related controversies.

For non-U.S. companies, the Fund reflects ESG ratings determined by MSCI ESG Research. MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against sector peers to determine their eligibility for the MSCI ESG indices and for the Fund. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 9-point scale from AAA (highest) to C (lowest). Constituents of the MSCI EAFE Index that have an ESG rating of B or above are eligible for inclusion in the MSCI EAFE ESG Leaders Index and the Fund.

Under normal market conditions, the Fund is expected to be fossil fuel-free - not invested in securities of companies that the Adviser determines derive revenues or profits from exploration, production, refining or processing of thermal coal, oil or gas, or significant (generally more than 5%) revenues or profits from storage, distribution or power generation from the same.

Pax ESG Beta Dividend Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	331
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 780
Pax ESG Beta Dividend Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	468
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,079
Pax MSCI EAFE ESG Leaders Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Sustainable Economy Fund’s investment objective is to seek long-term growth of capital.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The International Sustainable Economy Fund follows a sustainable investing approach, utilizing a quantitative process to invest in sectors, industries and companies that the Adviser believes are positioned to benefit from the transition to a more sustainable economy, integrating environmental, social and governance (ESG) ratings into portfolio construction and managing the portfolio within certain risk parameters relative to the Fund’s benchmark universe of MSCI EAFE companies.

Under normal market conditions, the Fund invests more than 80% of its net assets (plus any borrowings for investment purposes) in large-capitalization equity securities in non-U.S. developed markets, including American Depository Receipts, Global Depository Receipts and Euro Depository Receipts.

The Fund incorporates the Impax Sustainability Lens, a tool utilized by the Adviser to facilitate a systematic review of the economic opportunities and risks associated with the transition to a more sustainable economy. The tool highlights sectors, industries and companies with transition tailwinds and headwinds, enabling the investment team to construct a portfolio weighted towards companies that the Adviser believes present attractive opportunities and lower risks.

The Fund also reflects ESG ratings determined by MSCI ESG Research. MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against sector peers to determine their eligibility for the MSCI ESG indices and for the Fund. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 9-point scale from AAA (highest) to C (lowest). Constituents of the MSCI EAFE Index that have an ESG rating of B or above are eligible for inclusion in the MSCI EAFE ESG Leaders Index and the Fund.

Under normal market conditions, the Fund is expected to be fossil fuel-free - not invested in securities of companies that the Adviser determines derive revenues or profits from exploration, production, refining or processing of thermal coal, oil or gas, or significant (generally more than 5%) revenues or profits from storage, distribution or power generation from the same. The Fund utilizes an investment approach we call SmartCarbon™, wherein fossil fuel holdings are replaced with energy efficiency stocks. This approach is described more fully below under Sustainable Investing in the About the Funds section of this Prospectus.

[1]

The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

[2]

The U.S. Sustainable Economy Fund’s investment adviser has contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Fund’s Board of Trustees before April 30, 2024.

[3]

This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See “Shareholder Guide—Sales Charges.”

[4]

The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

[5]

The Global Sustainable Infrastructure Fund’s investment adviser has contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Fund’s Board of Trustees before April 30, 2024.